Other Net (Gains)/Charges (Tables)	12 Months Ended
Dec. 31, 2011
Other Net (Gains)/Charges [Abstract]
Schedule Of Other Net (Gains)/Charges

		2011	2010	2009
(a)	Severance, restructuring and other costs	$20.4	$19.6	$29.0
(b)	Facilities and other asset impairment charges	21.9	16.7	16.1
(c)	Legal settlements and awards	(84.5)	12.5	(13.4)
(d)	In-process research and development costs	—	6.0	5.0
(e)	Divestment of Prialt business	—	1.5	—
(f)	Intangible asset impairment charges	—	—	30.6

Total other net (gains)/charges		$(42.2)	$56.3	$67.3